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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Davis-Rea Ltd.
          -------------------------------------
Address:   95 St. Clair Avenue West, Suite 1400
          -------------------------------------
           Toronto, ON M4V 1N6
          -------------------------------------
           CANADA
          -------------------------------------

Form 13F File Number: 28- 13649
                         ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Houston
          -------------------------------------
Title:     President & COO
          -------------------------------------
Phone:     416-961-2494
          -------------------------------------

Signature, Place, and Date of Signing:


  /s/ James E. Houston             Toronto, Ontario             July 19, 2010
------------------------         --------------------         -----------------
    [Signature]                    [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0
                                         ----------------------
Form 13F Information Table Entry Total:   41
                                         ----------------------
Form 13F Information Table Value Total:   145,074
                                         ----------------------
                                             (thousands)




List of Other Included Managers:  none

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                           FORM 13F INFORMATION TABLE


        COLUMN 1                  COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
---------------------------  -----------------  -----------  ---------  ----------------  ----------  --------  ------------------
                                                               VALUE    SHRS OR SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP        (x $1000)  PRN AMT PRN CALL  DISCRETION  MANAGER    SOLE  SHARED NONE
---------------------------  -----------------  -----------  ---------  ------- --- ----  ----------  --------  ------ ------ ----

BANK OF MONTREAL             COM                063671 10 1   5840      107417  SH           SOLE       NONE    107417
BANK OF NOVA SCOTIA          COM                064149 10 7   7934      171782  SH           SOLE       NONE    171782
BARRICK GOLD                 COM                067901 10 8    625       13760  SH           SOLE       NONE     13760
BHP BILLITON -ADR-           SPONSORED ADR      05545E 20 9   4630       74694  SH           SOLE       NONE     74694
BROOKFIELD ASSET MGT-A LV    CL A LTD VT SH     112585 10 4   3360      148265  SH           SOLE       NONE    148265
CANADIAN PACIFIC RAILWAY     COM                13645T 10 0    329        6099  SH           SOLE       NONE      6099
CENOVUS ENERGY               COM                15135U 10 9   5600      217056  SH           SOLE       NONE    217056
CDN IMPERIAL BK OF COMMERCE  COM                136069 10 1    942       15133  SH           SOLE       NONE     15133
DANAHER CORP DEL             COM                235851 10 2   3563       95988  SH           SOLE       NONE     95988
ELIZABETH ARDEN*             COM                28660G 10 6    161       11051  SH           SOLE       NONE     11051
ENBRIDGE                     COM                29250N 10 5  17202      368459  SH           SOLE       NONE    368459
ENCANA                       COM                292505 10 4   4019      132395  SH           SOLE       NONE    132395
ENDEAVOUR SILVER             COM                29258Y 10 3     95       28200  SH           SOLE       NONE     28200
ENERPLUS                     UNIT TR G NEW      29274D 60 4    705       32726  SH           SOLE       NONE     32726
EXXON MOBIL                  COM                30231G 10 2   4768       83549  SH           SOLE       NONE     83549
FEMALE HEALTH*               COM                314462 10 2     52       10000  SH           SOLE       NONE     10000
GOLDCORP INC NEW             COM                380956 40 9   5472      124683  SH           SOLE       NONE    124683
IMPERIAL OIL                 COM NEW            453038 40 8  14111      385360  SH           SOLE       NONE    385360
INTL BUSINESS MACHINES       COM                459200 10 1    379        3072  SH           SOLE       NONE      3072
ISHARES TR INDEX             MSCI EAFE IDX      464287 46 5    446        9580  SH           SOLE       NONE      9580
ISHARES TR INDEX             MSCI EMERG MKT     464287 23 4    240        6435  SH           SOLE       NONE      6435
JOHNSON & JOHNSON            COM                478160 10 4    359        6073  SH           SOLE       NONE      6073
MICROSOFT                    COM                594918 10 4    469       20400  SH           SOLE       NONE     20400
NEW GOLD INC CDA             COM                644535 10 6    180       29000  SH           SOLE       NONE     29000
ORACLE                       COM                68389X 10 5   2594      120878  SH           SOLE       NONE    120878
PAN AMERICAN SILVER          COM                697900 10 8    828       32843  SH           SOLE       NONE     32843
PENN WEST ENERGY T/U         TR UNIT            707885 10 9   1860       96593  SH           SOLE       NONE     96593
PEPSICO                      COM                713448 10 8   1112       18240  SH           SOLE       NONE     18240
POWERSHARES ETF TRUST        GOLDEN DRAGON USX  73935X 40 1    281       12450  SH           SOLE       NONE     12450
PROCTER & GAMBLE             COM                742718 10 9    656       10930  SH           SOLE       NONE     10930
ROYAL BK CDA                 COM                780087 10 2  13481      282379  SH           SOLE       NONE    282379
SILVER WHEATON               COM                828336 10 7    599       29800  SH           SOLE       NONE     29800
SILVERCORP METALS INC        COM                82835P 10 3    140       21200  SH           SOLE       NONE     21200
SUN LIFE FINANCIAL           COM                866896 10 5   8761      332772  SH           SOLE       NONE    332772
SUNCOR ENERGY INC NEW        COM                867224 10 7   2206       74786  SH           SOLE       NONE     74786
TALISMAN ENERGY              COM                87425E 10 3   3549      234119  SH           SOLE       NONE    234119
THOMSON REUTERS              COM                884903 10 5  11037      307634  SH           SOLE       NONE    307634
TIM HORTONS                  COM                88706M 10 3   2064       64332  SH           SOLE       NONE     64332
TOREADOR RES CORP            COM                891050 10 6     55       10000  SH           SOLE       NONE     10000
TORONTO DOMINION BANK        COM NEW            891160 50 9  13392      206180  SH           SOLE       NONE    206180
TRANSCANADA CORP             COM                89353D 10 7    978       28854  SH           SOLE       NONE     28854